Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 58,223,168	$ 32,351,611
Less: Allowance for credit losses	(2,680,151)	(4,024,626)
Accounts receivable, net	$ 55,543,017	$ 28,326,985